Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Cash flow hedge reserve	£ 481	£ 326	£ 285
Fair Value Hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	414	75
Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	284	15
Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	130	60
Santander UK Group [member] | Fair Value Hedges [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	52,375	50,101
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(608)	(526)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	800	455
Change in value used for calculating hedge ineffectiveness	414	75
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	186	67
Santander UK Group [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	857	(793)
Cash flow hedge reserve	481	326
Balances on cash flow hedge reserve where hedge accounting is no longer applied	8	51
Santander UK Group [member] | Loans and Advances to Customers [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	43,098	42,075
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	870	638
Change in value used for calculating hedge ineffectiveness	258	(149)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	630	729
Santander UK Group [member] | Loans and Advances to Customers [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(34)	(19)
Cash flow hedge reserve	21	(4)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(11)	(2)
Santander UK Group [member] | Other financial assets at amortised cost [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	6,627	6,640
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	142	59
Change in value used for calculating hedge ineffectiveness	83	59
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	121
Santander UK Group [member] | Reverse repo agreement non trading [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	17,121	10,954
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(2)
Change in value used for calculating hedge ineffectiveness	(2)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0
Santander UK Group [member] | Other financial assets at fair value through other comprehensive income [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	5,944	7,429
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	102	10
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0
Change in value used for calculating hedge ineffectiveness	125	(46)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	82	123
Santander UK Group [member] | Other financial assets at fair value through other comprehensive income [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	241	18
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	3
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0
Change in value used for calculating hedge ineffectiveness	(4)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0
Santander UK Group [member] | Deposits by customers [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(9,944)	(702)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(85)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	4	1
Change in value used for calculating hedge ineffectiveness	(110)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(11)
Santander UK Group [member] | Deposits by customers [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	3
Cash flow hedge reserve	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Deposits by banks [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(517)	(516)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(16)	(15)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0
Change in value used for calculating hedge ineffectiveness	(1)	9
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(17)	(23)
Santander UK Group [member] | Deposits by banks [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	3	6
Cash flow hedge reserve	(2)	(1)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Deposits by banks [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	4
Cash flow hedge reserve	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Debt Securities [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(8,099)	(11,920)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(303)	(199)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(166)	(191)
Change in value used for calculating hedge ineffectiveness	(50)	121
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(300)	(369)
Santander UK Group [member] | Debt Securities [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(1,396)	(3,192)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(135)	(170)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0
Change in value used for calculating hedge ineffectiveness	136	37
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(122)	(179)
Santander UK Group [member] | Debt Securities [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	0	(1)
Cash flow hedge reserve	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Debt Securities [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	177	(218)
Cash flow hedge reserve	(3)	22
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0	3
Santander UK Group [member] | Subordinated liabilities [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	(707)	(694)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(181)	(161)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(48)	(52)
Change in value used for calculating hedge ineffectiveness	(19)	21
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(204)	(223)
Santander UK Group [member] | Subordinated liabilities [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	7	9
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	7	9
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0
Change in value used for calculating hedge ineffectiveness	(2)	23
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	7	9
Santander UK Group [member] | Loans and advances to banks [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(2)
Cash flow hedge reserve	0	(2)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Other financial assets measured at fair value through other comprehensive income [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(122)	199
Cash flow hedge reserve	3	(1)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Highly probable forecast transactions [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	267	(1)
Cash flow hedge reserve	2
Balances on cash flow hedge reserve where hedge accounting is no longer applied	0
Santander UK Group [member] | Other Liabilities [member] | Cash Flow Hedges [member] | Equity Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	0	12
Cash flow hedge reserve	0
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(1)
Santander UK Group [member] | Debt securities in issue and loans and advances to customers [member] | Cash Flow Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	630	(564)
Cash flow hedge reserve	280	233
Balances on cash flow hedge reserve where hedge accounting is no longer applied	20	50
Santander UK Group [member] | Subordinated Liabilities and loans and advances to customers [member] | Cash Flow Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(69)	(207)
Cash flow hedge reserve	180	£ 79
Balances on cash flow hedge reserve where hedge accounting is no longer applied	£ 0